Derivatives Gain (loss) on Derivatives Table (Details) In Thousands, unless otherwise specified			9 Months Ended				9 Months Ended		0 Months Ended
	Sep. 30, 2014 Derivatives not designated as hedges: Interest rate swaps California Public Institution project portfolio USD ($) derivative_instrument	Dec. 31, 2013 Derivatives not designated as hedges: Interest rate swaps California Public Institution project portfolio USD ($)	Sep. 30, 2014 Derivatives not designated as hedges: Interest rate swaps Interest expense, net USD ($)	Sep. 30, 2013 Derivatives not designated as hedges: Interest rate swaps Interest expense, net USD ($)	Sep. 30, 2014 Derivatives not designated as hedges: Foreign currency hedges CAD	Sep. 30, 2014 Derivatives not designated as hedges: Foreign currency hedges GBP (£)	Sep. 30, 2014 Derivatives not designated as hedges: Foreign currency hedges Loss on foreign currency exchange USD ($)	Sep. 30, 2013 Derivatives not designated as hedges: Foreign currency hedges Loss on foreign currency exchange USD ($)	Sep. 30, 2014 Accumulated Other Comprehensive Income (Loss) Cash Flow Hedging Designated as Hedging Instrument Interest rate swaps USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivative			$ 937	$ 0			$ 143	$ 0
Loss recognized in other comprehensive income (loss), effective portion									351
Derivative held (number of instruments)	6
Combined notional value	$ 17,055	$ 17,055			21,000	£ 17,800